Warrants (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrant liability, beginning	$ 1,769,669	$ 1,943,883	$ 1,242,120
Issued	0	0	200,000
Exercised	0
Redeemed	(32,359)	(118,838)	(66,966)
Change in fair value	(1,542,000)	(55,376)	568,729
Reclassification due to adoption of ASU 2017-11 (see Note 3)	195,310
Warrant liability, ending		1,769,669	1,943,883
Class K Warrants [Member]
Warrant liability, beginning	1,542,000	1,616,000	884,000
Issued	0	0	200,000
Exercised	0
Redeemed	0	0	0
Change in fair value	(1,542,000)	(74,000)	532,000
Reclassification due to adoption of ASU 2017-11 (see Note 3)	0
Warrant liability, ending		1,542,000	1,616,000
Series A Warrants [Member]
Warrant liability, beginning	227,669	327,883	358,120
Issued	0	0	0
Exercised	0
Redeemed	(32,359)	(118,838)	(66,966)
Change in fair value	0	18,624	36,729
Reclassification due to adoption of ASU 2017-11 (see Note 3)	$ 195,310
Warrant liability, ending		$ 227,669	$ 327,883